STOCKHOLDERS' EQUITY (Details Textual) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended				6 Months Ended				12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2010	Oct. 31, 2012	Oct. 31, 2011	Apr. 30, 2013 Certificate Of Designation [Member]	Apr. 30, 2013 Certificate Of Designation [Member] Series F1 Convertible Preferred Stock [Member]	Apr. 30, 2013 Certificate Of Designation [Member] Series F2 Convertible Preferred Stock [Member]	Jul. 31, 2012 Iron Mountain Incorporated Irm [Member]	Apr. 30, 2013 Investors [Member]	Apr. 30, 2013 Investors [Member] Convertible Notes Payable [Member]	Apr. 30, 2013 Investor One [Member] Series F Convertible Preferred Stock [Member] Convertible Notes Payable [Member]	Apr. 30, 2013 Investor Two [Member] Series F Convertible Preferred Stock [Member] Convertible Notes Payable [Member]	Oct. 31, 2011 Private Placement [Member]	Oct. 31, 2010 Private Placement [Member]	Oct. 31, 2010 Warrant [Member]
Stock Issued During Period Shares New Issues One			3,125,000
Stock Issued During Period, New Issues, Par Value Per Share			$ 3.20												$ 3.20
Stock Issued During Period Value New Issues One			$ 10,000,000												$ 10,000,000
Number Of Common Stock, Shares Granted By Issue Of Warrants Under Private Placement			1,074,212
Exercise Price Per Share Of Common Stock Issued By Conversion Of Warrants			$ 3.20
Class Of Warrant Or Right, Outstanding	998,096			998,096
Payments of Stock Issuance Costs														800,000	800,000
Common Stock, Shares, Issued (in shares)	11,845,986			11,679,860	10,923,543				582,524
Common Stock, Par Or Stated Value Per Share (in dollars per share)	$ 0.001			$ 0.001	$ 0.001				$ 5.15
Common Stock, Value, Issued	12,000			12,000	11,000				3,000,000
Securities Purchase Agreement, Number Of Units Issuable										4,231,154
Securities Purchase Agreement, Price Per Unit Of Units Issuable										$ 2.0625
Securities Purchase Agreement, Value Of Units Issuable										8,600,000
Securities Purchase Agreement, Proceeds From Issuance Of Units										7,900,000
Preferred Stock, Shares Authorized	25,000,000			25,000,000		4,500,000	3,750,000	750,000
Preferred Stock, Conversion Basis						The right of holders of Convertible Preferred to convert the Convertible Preferred is subject to a 9.99% beneficial ownership limitation for holders of Sub-Series F-1 and a 4.99% beneficial ownership limitation for holders of Sub-Series F-2
Preferred Stock, Voting Rights							Such beneficial ownership limitations may be increased or decreased by a holder of Sub-Series F-1 to any percentage not in excess of 19.99% after providing notice of such increase or decrease to the Company. For as long as at least 90% of the aggregate number of shares of Sub-Series F-1 issued on the Original Issue Date are outstanding, the holders of such Sub-Series F-1, voting as a single class, will be entitled to elect two directors of the Company. If less than 90%, but at least 20%, of such shares of Sub-Series F-1 are outstanding, such holders, voting as a single class, will be entitled to elect one director of the Company.	The holders of Sub-Series F-2 will not be entitled to vote on the directors elected by the holders of Sub-Series F-1.
Units, Description	Each unit consists of one share of 5.0% Series F convertible preferred stock
Units, Par Or Stated Value Per Share	$ 0.001
Securities Purchase Agreement, Number Of Warrants Issued										2,282,753
Securities Purchase Agreement, Exercise Price Of Warrants Issued										$ 2.00
Securities Purchase Agreement, Units Issuance Cost										700,000
Debt Instrument, Face Amount											550,000
Debt Instrument, Convertible, Terms of Conversion Feature											Pursuant to the terms of the notes, both note holders had the right to convert the outstanding amounts under their notes into Series F convertible preferred stock shares at a discount of 15% to the issue price of the Series F convertible preferred stock.
Debt Conversion, Converted Instrument, Shares Issued												188,235	156,863
Conversion of promissory notes to preferred stock	605,000	0										330,000	275,000
Fair Value Of Warrants	1,800,000		1,300,000
Warrants Convertible Beneficial Conversion Feature	$ 817,000
Fair Value Assumptions, Risk Free Interest Rate																1.47%
Fair Value Assumptions, Expected Dividend Rate																0.00%
Fair Value Assumptions, Expected Volatility Rate																68.00%
Fair Value Assumptions, Expected Term																2 years 6 months
Warrants Exercise Price			$ 2